Schedule of goodwill, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition	$ 519	$ 664	$ 664
Goodwill impairment	(519)	(664)	(664)
Total goodwill net